Leases (Details) - Schedule of Supplemental Balance Sheet Information - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information [Line Items]
Operating lease right-of-use assets	$ 4,573	$ 1,157
Current maturities of operating leases	861	740
Non-current operating leases	4,045	398
Total operating lease liabilities	$ 4,906	$ 1,138
Operating leases	8 years 5 months 1 day	1 year 6 months 7 days
Operating leases	12.12%	5.84%